Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2025
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities	10.Accounts payable and accrued liabilities

	December 31,	December 31,
	2025	2024
	$	$
Trade payables	395,539	84,020
Accrued liabilities	158,245	63,185
Total	553,784	147,205